Acquisitions (Pro Forma Narrative) (Details) - USD ($) $ in Millions		11 Months Ended	12 Months Ended
	Dec. 04, 2015	Dec. 03, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information, Description			The unaudited pro forma information includes adjustments primarily to align accounting policies, to adjust depreciation expense to reflect the fair value of property, plant and equipment, increase amortization expense related to identifiable intangible assets, adjust interest expense related to the fair value of MarkWest’s long-term debt and remove approximately $90 million of transaction related costs, as well as the related income tax effects.
MarkWest Utica EMG [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage			60.00%
Deconsolidation, Date	Dec. 04, 2015
EMG Utica [Member]
Business Acquisition [Line Items]
Noncontrolling Owners Accrual of Preference Amount		$ 41		$ 37